Intangible assets, net (Tables)	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets, net

Intangible assets consisted of the following:

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)
Software	$20,893	$19,681
Distribution rights	337,827	337,827
Total intangible assets	358,720	357,508
Less: accumulated amortization	(98,350)	(20,213)
Total intangible assets, net	$260,370	$337,295

Schedule of amortization expense

The following table sets forth the Company’s amortization expense for the next five years ending:

Amortization
expenses
Twelve months ending June 30, 2026	$156,957
Twelve months ending June 30, 2027	88,966
Twelve months ending June 30, 2028	11,192
Twelve months ending June 30, 2029	3,255
Twelve months ending June 30, 2030	-
Total	$260,370